UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                               USAA GNMA Trust(R)

                                     [GRAPHIC OF USAA GNMA TRUST]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                 14

   Notes to Portfolio of Investments                                        17

   Financial Statements                                                     18

   Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                             31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                            WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]           IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                         AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                          "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]     MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                           USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA GNMA Trust had a total return of 0.01% for the six months ended November 30, 2005. This compares to a -0.20% return for the Lipper GNMA Funds Average, -0.09% for the Lipper GNMA Funds Index, and 0.11% for the Lehman Brothers GNMA 30-Year Index.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

                 The Federal Reserve Board (the Fed) continued to raise short-term interest rates, by November taking the federal funds rate to 4% from a low of 1% in June 2004. Interest rates moved higher across the yield curve, with shorter-term rates increasing more than longer-term rates. The spike in oil prices after the hurricanes further roiled the bond market, sparking fears of inflation which, of course, generally erodes the value of bonds. Since interest rates and bond prices move in opposite directions, the period was negative for bond prices. Income from the Fund's bonds was enough to offset the price erosion, keeping your total return in positive territory for the period.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

                 Mortgage-backed securities did relatively well during the period because they have interest-rate sensitivity closer to that of short- or intermediate-term bonds. Even though mortgages may have

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       TREASURY YIELDS AND FED FUNDS RATE

                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

         FEDERAL FUNDS RATE                2-YEAR YIELD                 10-YEAR YIELD                    30-YEAR YIELD
 5/31/2005         3%         5/31/2005      3.578%       5/31/2005         3.983%        5/31/2005          4.321%
  6/1/2005         3           6/1/2005      3.479         6/1/2005         3.886          6/1/2005          4.237
  6/2/2005         3           6/2/2005      3.529         6/2/2005         3.905          6/2/2005          4.241
  6/3/2005         3           6/3/2005      3.561         6/3/2005         3.975          6/3/2005          4.282
  6/6/2005         3           6/6/2005      3.578         6/6/2005         3.954          6/6/2005          4.244
  6/7/2005         3           6/7/2005      3.562         6/7/2005         3.903          6/7/2005          4.192
  6/8/2005         3           6/8/2005      3.603         6/8/2005         3.935          6/8/2005          4.221
  6/9/2005         3           6/9/2005       3.62         6/9/2005          3.95          6/9/2005          4.232
 6/10/2005         3          6/10/2005      3.695        6/10/2005         4.053         6/10/2005          4.325
 6/13/2005         3          6/13/2005      3.695        6/13/2005         4.094         6/13/2005          4.374
 6/14/2005         3          6/14/2005      3.687        6/14/2005         4.109         6/14/2005          4.415
 6/15/2005         3          6/15/2005      3.712        6/15/2005         4.101         6/15/2005          4.402
 6/16/2005         3          6/16/2005      3.671        6/16/2005         4.069         6/16/2005          4.368
 6/17/2005         3          6/17/2005      3.705        6/17/2005         4.072         6/17/2005          4.362
 6/20/2005         3          6/20/2005      3.714        6/20/2005         4.111         6/20/2005          4.388
 6/21/2005         3          6/21/2005      3.689        6/21/2005         4.042         6/21/2005          4.326
 6/22/2005         3          6/22/2005      3.604        6/22/2005         3.942         6/22/2005          4.243
 6/23/2005         3          6/23/2005      3.613        6/23/2005         3.953         6/23/2005          4.253
 6/24/2005         3          6/24/2005      3.579        6/24/2005         3.919         6/24/2005          4.222
 6/27/2005         3          6/27/2005      3.579        6/27/2005         3.904         6/27/2005          4.192
 6/28/2005         3          6/28/2005      3.648        6/28/2005         3.972         6/28/2005          4.248
 6/29/2005         3          6/29/2005      3.656        6/29/2005          3.98         6/29/2005          4.261
 6/30/2005      3.25          6/30/2005      3.637        6/30/2005         3.915         6/30/2005          4.192
  7/1/2005      3.25           7/1/2005      3.744         7/1/2005         4.051          7/1/2005          4.295
  7/4/2005      3.25           7/4/2005      3.736         7/4/2005         4.039          7/4/2005            4.3
  7/5/2005      3.25           7/5/2005      3.786         7/5/2005         4.107          7/5/2005          4.363
  7/6/2005      3.25           7/6/2005      3.769         7/6/2005          4.07          7/6/2005          4.328
  7/7/2005      3.25           7/7/2005       3.72         7/7/2005         4.062          7/7/2005          4.319
  7/8/2005      3.25           7/8/2005       3.77         7/8/2005         4.093          7/8/2005          4.342
 7/11/2005      3.25          7/11/2005      3.787        7/11/2005         4.095         7/11/2005           4.34
 7/12/2005      3.25          7/12/2005      3.837        7/12/2005         4.144         7/12/2005          4.386
 7/13/2005      3.25          7/13/2005      3.829        7/13/2005         4.158         7/13/2005          4.396
 7/14/2005      3.25          7/14/2005      3.837        7/14/2005         4.175         7/14/2005          4.415
 7/15/2005      3.25          7/15/2005      3.863        7/15/2005         4.165         7/15/2005          4.397
 7/18/2005      3.25          7/18/2005      3.889        7/18/2005         4.222         7/18/2005          4.465
 7/19/2005      3.25          7/19/2005      3.855        7/19/2005         4.181         7/19/2005          4.424
 7/20/2005      3.25          7/20/2005      3.873        7/20/2005          4.16         7/20/2005          4.394
 7/21/2005      3.25          7/21/2005      3.941        7/21/2005         4.278         7/21/2005          4.501
 7/22/2005      3.25          7/22/2005      3.908        7/22/2005         4.221         7/22/2005          4.441
 7/25/2005      3.25          7/25/2005      3.942        7/25/2005         4.246         7/25/2005          4.467
 7/26/2005      3.25          7/26/2005      3.934        7/26/2005         4.226         7/26/2005          4.448
 7/27/2005      3.25          7/27/2005      3.986        7/27/2005         4.256         7/27/2005           4.47
 7/28/2005      3.25          7/28/2005      3.945        7/28/2005         4.191         7/28/2005          4.399
 7/29/2005      3.25          7/29/2005      4.019        7/29/2005         4.278         7/29/2005          4.472
  8/1/2005      3.25           8/1/2005      4.035         8/1/2005         4.312          8/1/2005          4.509
  8/2/2005      3.25           8/2/2005      4.044         8/2/2005         4.336          8/2/2005          4.545
  8/3/2005      3.25           8/3/2005      4.011         8/3/2005         4.294          8/3/2005          4.501
  8/4/2005      3.25           8/4/2005      4.036         8/4/2005         4.314          8/4/2005          4.522
  8/5/2005      3.25           8/5/2005      4.103         8/5/2005         4.388          8/5/2005          4.583
  8/8/2005      3.25           8/8/2005      4.153         8/8/2005          4.42          8/8/2005            4.6
  8/9/2005       3.5           8/9/2005      4.112         8/9/2005          4.39          8/9/2005          4.573
 8/10/2005       3.5          8/10/2005       4.12        8/10/2005         4.392         8/10/2005          4.578
 8/11/2005       3.5          8/11/2005       4.07        8/11/2005         4.322         8/11/2005          4.515
 8/12/2005       3.5          8/12/2005      4.038        8/12/2005         4.244         8/12/2005          4.449
 8/15/2005       3.5          8/15/2005      4.063        8/15/2005         4.283         8/15/2005          4.481
 8/16/2005       3.5          8/16/2005      4.004        8/16/2005         4.207         8/16/2005          4.419
 8/17/2005       3.5          8/17/2005      4.046        8/17/2005         4.269         8/17/2005          4.476
 8/18/2005       3.5          8/18/2005      3.988        8/18/2005           4.2         8/18/2005          4.419
 8/19/2005       3.5          8/19/2005      4.022        8/19/2005         4.207         8/19/2005           4.42
 8/22/2005       3.5          8/22/2005      4.014        8/22/2005         4.209         8/22/2005          4.428
 8/23/2005       3.5          8/23/2005       3.98        8/23/2005          4.18         8/23/2005          4.399
 8/24/2005       3.5          8/24/2005      3.971        8/24/2005         4.167         8/24/2005           4.39
 8/25/2005       3.5          8/25/2005      4.004        8/25/2005         4.157         8/25/2005          4.366
 8/26/2005       3.5          8/26/2005       4.07        8/26/2005         4.188         8/26/2005          4.373
 8/29/2005       3.5          8/29/2005      4.053        8/29/2005         4.169         8/29/2005           4.36
 8/30/2005       3.5          8/30/2005      3.938        8/30/2005         4.092         8/30/2005          4.312
 8/31/2005       3.5          8/31/2005      3.815        8/31/2005         4.016         8/31/2005          4.255
  9/1/2005       3.5           9/1/2005      3.725         9/1/2005         4.033          9/1/2005          4.311
  9/2/2005       3.5           9/2/2005      3.756         9/2/2005         4.038          9/2/2005          4.297
  9/5/2005       3.5           9/5/2005       3.74         9/5/2005          4.03          9/5/2005          4.298
  9/6/2005       3.5           9/6/2005      3.805         9/6/2005         4.097          9/6/2005          4.359
  9/7/2005       3.5           9/7/2005      3.846         9/7/2005         4.139          9/7/2005          4.423
  9/8/2005       3.5           9/8/2005      3.871         9/8/2005         4.147          9/8/2005          4.433
  9/9/2005       3.5           9/9/2005       3.87         9/9/2005          4.12          9/9/2005            4.4
 9/12/2005       3.5          9/12/2005      3.912        9/12/2005         4.172         9/12/2005          4.448
 9/13/2005       3.5          9/13/2005      3.862        9/13/2005         4.128         9/13/2005          4.416
 9/14/2005       3.5          9/14/2005      3.878        9/14/2005         4.166         9/14/2005          4.449
 9/15/2005       3.5          9/15/2005      3.894        9/15/2005         4.213         9/15/2005          4.516
 9/16/2005       3.5          9/16/2005      3.978        9/16/2005         4.273         9/16/2005          4.566
 9/19/2005       3.5          9/19/2005      3.919        9/19/2005         4.248         9/19/2005          4.547
 9/20/2005      3.75          9/20/2005      3.978        9/20/2005         4.244         9/20/2005          4.525
 9/21/2005      3.75          9/21/2005      3.919        9/21/2005         4.168         9/21/2005          4.458
 9/22/2005      3.75          9/22/2005      3.944        9/22/2005         4.181         9/22/2005          4.463
 9/23/2005      3.75          9/23/2005       4.02        9/23/2005         4.248         9/23/2005           4.52
 9/26/2005      3.75          9/26/2005      4.054        9/26/2005         4.293         9/26/2005           4.56
 9/27/2005      3.75          9/27/2005      4.071        9/27/2005         4.283         9/27/2005          4.539
 9/28/2005      3.75          9/28/2005       4.08        9/28/2005         4.255         9/28/2005          4.504
 9/29/2005      3.75          9/29/2005      4.127        9/29/2005         4.296         9/29/2005          4.546
 9/30/2005      3.75          9/30/2005      4.169        9/30/2005         4.326         9/30/2005          4.568
 10/3/2005      3.75          10/3/2005      4.211        10/3/2005         4.385         10/3/2005          4.622
 10/4/2005      3.75          10/4/2005      4.211        10/4/2005         4.369         10/4/2005          4.602
 10/5/2005      3.75          10/5/2005      4.178        10/5/2005         4.342         10/5/2005          4.566
 10/6/2005      3.75          10/6/2005      4.195        10/6/2005         4.389         10/6/2005          4.613
 10/7/2005      3.75          10/7/2005      4.187        10/7/2005         4.374         10/7/2005          4.565
10/10/2005      3.75         10/10/2005      4.187       10/10/2005         4.358        10/10/2005          4.568
10/11/2005      3.75         10/11/2005      4.221       10/11/2005         4.393        10/11/2005          4.598
10/12/2005      3.75         10/12/2005       4.23       10/12/2005         4.441        10/12/2005          4.661
10/13/2005      3.75         10/13/2005       4.23       10/13/2005         4.463        10/13/2005          4.693
10/14/2005      3.75         10/14/2005      4.256       10/14/2005         4.481        10/14/2005          4.703
10/17/2005      3.75         10/17/2005      4.282       10/17/2005         4.495        10/17/2005          4.715
10/18/2005      3.75         10/18/2005      4.248       10/18/2005         4.471        10/18/2005          4.694
10/19/2005      3.75         10/19/2005       4.24       10/19/2005         4.461        10/19/2005           4.69
10/20/2005      3.75         10/20/2005      4.223       10/20/2005         4.431        10/20/2005          4.663
10/21/2005      3.75         10/21/2005      4.207       10/21/2005         4.386        10/21/2005          4.603
10/24/2005      3.75         10/24/2005       4.25       10/24/2005         4.446        10/24/2005          4.662
10/25/2005      3.75         10/25/2005      4.336       10/25/2005         4.536        10/25/2005          4.736
10/26/2005      3.75         10/26/2005       4.37       10/26/2005         4.585        10/26/2005          4.794
10/27/2005      3.75         10/27/2005      4.345       10/27/2005         4.548        10/27/2005          4.767
10/28/2005      3.75         10/28/2005      4.386       10/28/2005         4.567        10/28/2005          4.773
10/31/2005      3.75         10/31/2005      4.378       10/31/2005         4.553        10/31/2005          4.755
 11/1/2005         4          11/1/2005      4.403        11/1/2005         4.565         11/1/2005           4.76
 11/2/2005         4          11/2/2005      4.428        11/2/2005         4.606         11/2/2005            4.8
 11/3/2005         4          11/3/2005      4.461        11/3/2005         4.649         11/3/2005          4.845
 11/4/2005         4          11/4/2005       4.47        11/4/2005         4.661         11/4/2005          4.858
 11/7/2005         4          11/7/2005      4.454        11/7/2005         4.624         11/7/2005          4.816
 11/8/2005         4          11/8/2005      4.412        11/8/2005         4.553         11/8/2005          4.759
 11/9/2005         4          11/9/2005      4.488        11/9/2005         4.641         11/9/2005          4.839
11/10/2005         4         11/10/2005       4.43       11/10/2005         4.556        11/10/2005          4.738
11/11/2005         4         11/11/2005       4.43       11/11/2005         4.567        11/11/2005          4.742
11/14/2005         4         11/14/2005      4.489       11/14/2005         4.606        11/14/2005          4.797
11/15/2005         4         11/15/2005      4.464       11/15/2005         4.559        11/15/2005          4.749
11/16/2005         4         11/16/2005      4.397       11/16/2005         4.473        11/16/2005          4.664
11/17/2005         4         11/17/2005      4.371       11/17/2005         4.459        11/17/2005           4.65
11/18/2005         4         11/18/2005      4.389       11/18/2005          4.49        11/18/2005          4.684
11/21/2005         4         11/21/2005      4.372       11/21/2005         4.461        11/21/2005           4.66
11/22/2005         4         11/22/2005      4.304       11/22/2005         4.428        11/22/2005          4.655
11/23/2005         4         11/23/2005      4.347       11/23/2005         4.488        11/23/2005          4.702
11/24/2005         4         11/24/2005      4.347       11/24/2005         4.472        11/24/2005          4.701
11/25/2005         4         11/25/2005      4.353       11/25/2005         4.429        11/25/2005          4.659
11/28/2005         4         11/28/2005       4.32       11/28/2005         4.406        11/28/2005           4.62
11/29/2005         4         11/29/2005      4.394       11/29/2005         4.476        11/29/2005          4.692
11/30/2005         4         11/30/2005      4.411       11/30/2005         4.486        11/30/2005          4.694

SOURCE:  BLOOMBERG L.P.
                                   [END CHART]

                 15- or 30-year final maturities, the bonds are paid off when a mortgage is refinanced or a house is sold, giving mortgages a weighted average life that is substantially less than the final maturity. During the period, higher interest rates on new mortgages reduced refinancing activity and prepayments, with the net effect of a slight lengthening of the weighted average lives of mortgages.

                 Also supporting GNMA securities (GNMAs) was an influx of buying from foreign purchasers, who are attracted by the fact that GNMAs, unlike bonds issued by Fannie Mae and Freddie Mac, are backed by the full faith and credit of the U.S. government. By the end of the period, GNMA prices were trading at historically high levels relative to mortgage-backed securities issued by Fannie Mae and Freddie Mac.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

                 We had a slight bias toward higher-coupon mortgages, which have less interest-rate sensitivity and therefore do better in a rising-interest-rate environment than lower-coupon mortgages. But near the end of the period, when we thought interest rates had moved up sufficiently, we did purchase some lower-coupon bonds.

              COUPON RATE COMPOSITION
                 OF MORTGAGE POOLS

[CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]


COUPON RATE %                     PERCENTAGE
    5.00                             15.4
    5.50                             38.2
    5.88                              1.8
    6.00                             26.0
    6.15                              2.7
    6.50                             11.2
    6.75                              0.1
    7.00                              3.0
    7.50                              0.8
    8.00                              0.8

AVERAGE COUPON RATE 5.77 (NOV 2005)


                                   [END CHART]

SHOULD INVESTORS IN THE FUND BE CONCERNED ABOUT A POSSIBLE "BUBBLE" IN THE HOUSING MARKET?

                 It's important to understand that GNMAs are backed by the full faith and credit of the U.S. government, and the Government National Mortgage Association guarantees the payment of principal and interest. Regardless of housing prices, GNMAs are as safe from a credit-risk perspective as U.S. Treasury securities. None of the securities in your Fund contain any of the exotic mortgages such as option-pay adjustable-rate mortgages (ARMs) or

                 THE USAA GNMA TRUST IS NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 interest-only mortgages. In short, we believe you should have no concerns about a housing bubble with respect to your investment in this Fund.

WHAT'S YOUR OUTLOOK?

                 Our view is that the Fed is nearing the end of its work raising short-term interest rates. There's a lag between when the Fed raises rates and when the economy responds by slowing down, but we are seeing some signs of a slowdown. Additionally, we believe still-high fuel prices, especially for home heating oil, are likely to act as a drag on the economy. Recent fears of higher inflation have passed, and we think bonds are attractive at current levels. Of course, for investors in the Fund, it's all about earning income. While the net asset value of a price of a share will fluctuate, long-term investors should focus on total return and the steady income. We thank you for your investment in the Fund.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GNMA TRUST

                    [LOGO OF          [LOGO OF
                 LIPPER LEADER]     LIPPER LEADER]
                  PRESERVATION         EXPENSE

The Fund is listed as a Lipper Leader for Preservation and Expense among 4,093 fixed-income funds and 144 funds, respectively, within the Lipper GNMA Funds category for the overall period ending November 30, 2005.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,093 AND 3,385 FIXED-INCOME FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,090 FIXED-INCOME FUNDS IN LIPPER'S GNMA FUNDS CATEGORY FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF NOVEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 144, 124, AND 79 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                         11/30/05                    5/31/05
--------------------------------------------------------------------------------
Net Assets                            $563.5 Million             $594.2 Million
Net Asset Value Per Share                 $9.52                      $9.76

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05**     1 YEAR     5 YEARS     10 YEARS     30-DAY SEC YIELD

       0.01%              1.94%       4.97%       5.31%            4.57%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS--PERIODS ENDING NOVEMBER 30, 2005

--------------------------------------------------------------------------------
               TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS           5.31%         =           6.09%           +         (0.78%)
5 YEARS            4.97%         =           5.41%           +         (0.44%)
1 YEAR             1.94%         =           4.90%           +         (2.96%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING NOVEMBER 30, 2005

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                   TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
11/30/1996             5.11%              6.95%                  -1.84%
11/30/1997             7.60%              7.01%                   0.59%
11/30/1998             9.17%              6.71%                   2.46%
11/30/1999            -2.71%              6.02%                  -8.73%
11/30/2000             9.66%              7.35%                   2.31%
11/30/2001             9.90%              6.61%                   3.29%
11/30/2002             7.02%              5.73%                   1.29%
11/30/2003             2.47%              5.02%                  -2.55%
11/30/2004             3.73%              4.84%                  -1.11%
11/30/2005             1.94%              4.90%                  -2.96%

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

        [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                 LIPPER GNMA
                   USAA GNMA TRUST              FUNDS AVERAGE
11/30/1996              6.78%                       6.31%
11/30/1997              6.66                        6.19
11/30/1998              6.32                        5.98
11/30/1999              6.63                        6.00
11/30/2000              6.78                        6.05
11/30/2001              6.15                        5.52
11/30/2002              5.48                        4.66
11/30/2003              5.14                        4.02
11/30/2004              4.81                        4.02
11/30/2005              5.02                        4.09

                         [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 11/30/96 TO 11/30/05.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                          CUMULATIVE PERFORMANCE COMPARISON

                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LEHMAN BROTHERS     LIPPER GNMA                          LIPPER GNMA
              GNMA 30-YEAR INDEX    FUNDS INDEX      USAA GNMA TRUST    FUNDS AVERAGE
11/30/95         $10,000.00         $10,000.00         $10,000.00         $10,000.00
12/31/95          10,129.21          10,126.04          10,150.22          10,128.33
01/31/96          10,198.89          10,185.68          10,209.57          10,186.93
02/29/96          10,122.39          10,069.77          10,000.69          10,058.87
03/31/96          10,097.01          10,028.46           9,904.75          10,017.37
04/30/96          10,070.79           9,990.82           9,865.40           9,976.02
05/31/96          10,036.14           9,951.00           9,801.67           9,936.60
06/30/96          10,169.28          10,062.59           9,925.88          10,043.68
07/31/96          10,207.94          10,098.90           9,948.02          10,079.06
08/31/96          10,211.37          10,098.70           9,984.81          10,075.15
09/30/96          10,383.43          10,258.71          10,136.67          10,234.05
10/31/96          10,595.15          10,460.83          10,349.58          10,439.44
11/30/96          10,751.57          10,617.89          10,511.18          10,596.92
12/31/96          10,693.19          10,549.61          10,448.43          10,523.64
01/31/97          10,776.27          10,617.47          10,528.97          10,590.61
02/28/97          10,816.15          10,644.68          10,567.82          10,612.02
03/31/97          10,707.81          10,543.10          10,458.87          10,502.34
04/30/97          10,884.89          10,705.17          10,604.02          10,661.53
05/31/97          10,998.28          10,801.02          10,706.66          10,758.00
06/30/97          11,129.82          10,928.21          10,856.34          10,881.60
07/31/97          11,330.89          11,134.14          11,058.40          11,104.61
08/31/97          11,307.22          11,099.04          10,998.32          11,060.93
09/30/97          11,458.21          11,245.29          11,152.79          11,205.71
10/31/97          11,576.42          11,356.98          11,288.89          11,319.18
11/30/97          11,613.71          11,381.60          11,310.02          11,346.22
12/31/97          11,718.68          11,493.83          11,441.94          11,455.49
01/31/98          11,833.00          11,606.59          11,601.97          11,573.18
02/28/98          11,859.36          11,622.68          11,572.17          11,584.82
03/31/98          11,909.37          11,664.01          11,648.17          11,624.17
04/30/98          11,978.35          11,730.62          11,720.39          11,685.99
05/31/98          12,060.70          11,814.24          11,847.12          11,776.04
06/30/98          12,111.31          11,865.51          11,960.28          11,831.40
07/31/98          12,180.04          11,921.03          11,988.91          11,876.91
08/31/98          12,275.04          12,032.75          12,179.53          11,999.05
09/30/98          12,420.82          12,181.40          12,453.16          12,164.80
10/31/98          12,409.26          12,117.35          12,209.85          12,093.93
11/30/98          12,479.91          12,186.85          12,347.38          12,162.61
12/31/98          12,530.84          12,234.44          12,387.05          12,207.36
01/31/99          12,619.70          12,308.66          12,482.29          12,277.39
02/28/99          12,578.33          12,227.53          12,198.21          12,177.47
03/31/99          12,654.42          12,304.54          12,327.07          12,250.54
04/30/99          12,715.10          12,358.30          12,355.61          12,302.84
05/31/99          12,650.13          12,269.36          12,218.41          12,211.50
06/30/99          12,598.30          12,201.73          12,128.78          12,147.61
07/31/99          12,515.33          12,121.72          11,897.00          12,069.54
08/31/99          12,510.56          12,109.84          11,767.64          12,053.17
09/30/99          12,713.04          12,307.43          11,993.81          12,242.06
10/31/99          12,789.12          12,363.89          12,005.73          12,290.30
11/30/99          12,794.47          12,365.41          12,013.22          12,295.01
12/31/99          12,768.32          12,312.30          11,939.56          12,237.39
01/31/00          12,653.20          12,204.90          11,880.61          12,130.19
02/29/00          12,816.77          12,355.36          12,052.38          12,271.00
03/31/00          13,022.18          12,549.14          12,200.01          12,460.85
04/30/00          13,009.37          12,520.68          12,136.07          12,438.62
05/31/00          13,058.69          12,571.46          12,251.21          12,481.09
06/30/00          13,298.62          12,785.10          12,494.48          12,698.51
07/31/00          13,367.86          12,837.80          12,555.04          12,745.19
08/31/00          13,570.43          13,026.72          12,761.53          12,927.82
09/30/00          13,696.61          13,138.73          12,845.66          13,037.96
10/31/00          13,799.69          13,220.86          12,950.17          13,116.32
11/30/00          13,993.39          13,422.57          13,173.86          13,313.96
12/31/00          14,191.33          13,615.00          13,392.46          13,509.30
01/31/01          14,423.40          13,822.09          13,594.45          13,708.83
02/28/01          14,486.74          13,892.02          13,695.06          13,784.43
03/31/01          14,573.32          13,960.95          13,793.21          13,859.79
04/30/01          14,597.28          13,961.32          13,756.52          13,836.85
05/31/01          14,719.84          14,056.21          13,830.57          13,921.27
06/30/01          14,763.59          14,090.36          13,848.39          13,963.34
07/31/01          15,016.55          14,351.98          14,120.61          14,223.39
08/31/01          15,126.04          14,458.99          14,246.81          14,325.61
09/30/01          15,330.19          14,651.19          14,449.39          14,526.87
10/31/01          15,533.77          14,838.25          14,664.08          14,714.12
11/30/01          15,403.11          14,696.71          14,478.28          14,555.24
12/31/01          15,357.25          14,625.05          14,349.76          14,472.78
01/31/02          15,512.51          14,773.81          14,497.44          14,611.84
02/28/02          15,670.59          14,932.60          14,676.52          14,767.03
03/31/02          15,521.99          14,776.86          14,465.33          14,591.60
04/30/02          15,794.91          15,035.15          14,767.09          14,854.54
05/31/02          15,898.24          15,133.67          14,913.68          14,951.05
06/30/02          16,026.13          15,252.04          15,021.53          15,070.83
07/31/02          16,211.90          15,426.04          15,187.92          15,240.02
08/31/02          16,324.86          15,546.57          15,344.33          15,360.49
09/30/02          16,459.95          15,671.80          15,468.76          15,498.50
10/31/02          16,510.72          15,705.96          15,495.66          15,521.90
11/30/02          16,526.32          15,708.91          15,494.69          15,516.81
12/31/02          16,690.66          15,877.95          15,675.02          15,685.24
01/31/03          16,732.88          15,916.25          15,713.19          15,717.04
02/28/03          16,816.64          16,004.19          15,792.63          15,807.89
03/31/03          16,828.51          15,997.29          15,790.89          15,797.02
04/30/03          16,867.50          16,035.75          15,843.86          15,837.23
05/31/03          16,868.09          16,054.21          15,879.17          15,876.41
06/30/03          16,919.38          16,081.15          15,893.47          15,895.63
07/31/03          16,639.95          15,758.51          15,562.88          15,551.54
08/31/03          16,749.55          15,853.84          15,658.77          15,651.62
09/30/03          16,991.34          16,115.44          15,910.62          15,919.76
10/31/03          16,947.03          16,049.28          15,850.01          15,836.05
11/30/03          17,005.75          16,100.42          15,877.28          15,878.77
12/31/03          17,164.48          16,212.70          15,990.38          15,991.78
01/31/04          17,250.30          16,297.93          16,070.60          16,070.27
02/29/04          17,363.30          16,398.43          16,165.15          16,174.32
03/31/04          17,434.44          16,451.57          16,230.47          16,232.10
04/30/04          17,159.93          16,177.99          15,990.47          15,952.63
05/31/04          17,125.09          16,137.13          15,939.30          15,908.25
06/30/04          17,280.07          16,250.74          16,070.67          16,027.79
07/31/04          17,419.88          16,386.79          16,185.30          16,152.68
08/31/04          17,661.70          16,608.21          16,378.14          16,364.11
09/30/04          17,698.96          16,594.86          16,407.69          16,364.29
10/31/04          17,838.84          16,703.56          16,505.70          16,471.23
11/30/04          17,798.25          16,657.21          16,470.02          16,421.49
12/31/04          17,913.94          16,746.68          16,539.81          16,508.52
01/31/05          18,017.84          16,843.90          16,618.68          16,601.67
02/28/05          17,961.98          16,783.11          16,566.68          16,537.04
03/31/05          17,927.85          16,748.89          16,531.63          16,498.40
04/30/05          18,108.93          16,908.13          16,687.15          16,652.34
05/31/05          18,239.31          17,017.77          16,788.08          16,750.76
06/30/05          18,357.87          17,054.69          16,822.62          16,787.05
07/31/05          18,464.34          16,986.06          16,770.81          16,716.99
08/31/05          18,407.10          17,127.64          16,909.71          16,849.71
09/30/05          18,372.13          17,038.54          16,827.11          16,760.02
10/31/05          18,557.69          16,954.70          16,753.49          16,674.92
11/30/05          18,691.30          17,002.09          16,789.56          16,715.94

                                     [END CHART]

                           DATA FROM 11/30/95 THROUGH 11/30/05.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                 THE LEHMAN BROTHERS GNMA 30-YEAR INDEX IS AN UNMANAGED INDEX OF PASS-THROUGH SECURITIES WITH AN ORIGINAL MATURITY OF 30 YEARS.

                 THE LIPPER GNMA FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THE LIPPER GNMA FUNDS CATEGORY.

                 THE LIPPER GNMA FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GNMA FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     ASSET ALLOCATION
                          11/30/05

                     [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*                         88.2%
Collateralized Mortgage Obligations                                  7.1%
15-Year Fixed-Rate Single-Family Mortgages*                          4.0%
Repurchase Agreements                                                3.0%

                               [END CHART]

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

*COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED PASS-THROUGH
 SECURITIES, SINGLE-FAMILY.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-16.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (99.3%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (92.2%)
             Government National Mortgage Assn. I,
  $ 6,923      Pool 604858                                                 5.50%     12/15/2018      $  7,015
   35,567      Pool 604713                                                 5.50      10/15/2033        35,503
   16,151      Pool 616143                                                 5.50      12/15/2033        16,122
    7,704      Pool 615486                                                 5.50       7/15/2034         7,684
    6,975      Pool 781378                                                 6.00      12/15/2016         7,160
    3,343      Pool 780770                                                 6.00       4/15/2028         3,402
    1,345      Pool 482833                                                 6.00      11/15/2028         1,368
    3,411      Pool 492703                                                 6.00       2/15/2029         3,468
    2,278      Pool 781148                                                 6.00       7/15/2029         2,316
    3,740      Pool 584367                                                 6.00       5/15/2032         3,801
   11,306      Pool 603869                                                 6.00       1/15/2033        11,489
    3,230      Pool 553069                                                 6.00       2/15/2033         3,283
    4,617      Pool 581541                                                 6.00       7/15/2033         4,692
    2,966      Pool 615955                                                 6.00       9/15/2033         3,014
    1,178      Pool 456861                                                 6.50       5/15/2028         1,227
      904      Pool 472596                                                 6.50       5/15/2028           942
      943      Pool 462642                                                 6.50       7/15/2028           982
      864      Pool 464827                                                 6.50       9/15/2028           900
       30      Pool 467338                                                 6.50      11/15/2028            31
    2,463      Pool 490804                                                 6.50      11/15/2028         2,566
      114      Pool 434165                                                 6.50       1/15/2029           118
      114      Pool 469900                                                 6.50       1/15/2029           119
    3,130      Pool 486065                                                 6.50       3/15/2031         3,254
    2,361      Pool 485860                                                 6.50      10/15/2031         2,455
    2,036      Pool 577423                                                 6.50       1/15/2032         2,116
    1,001      Pool 581120                                                 6.50       3/15/2032         1,040
    2,686      Pool 552707                                                 6.50       8/15/2032         2,792
   12,891      Pool 781516                                                 6.50       9/15/2032        13,402
      103      Pool 474279                                                 6.75       5/15/2028           108
      256      Pool 474256                                                 6.75       5/15/2028           267
      431      Pool 440293                                                 7.00       4/15/2027           454
    1,662      Pool 780570                                                 7.00       5/15/2027         1,749
      174      Pool 478209                                                 7.00       6/15/2028           182
      138      Pool 458908                                                 7.00       7/15/2028           145
      496      Pool 464128                                                 7.00       8/15/2028           522
      314      Pool 486467                                                 7.00       8/15/2028           330
      558      Pool 464854                                                 7.00       9/15/2028           587

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $ 2,699      Pool 487603                                                 7.00%      5/15/2029      $  2,837
    2,134      Pool 487613                                                 7.00       6/15/2029         2,243
    1,030      Pool 555482                                                 7.00       8/15/2031         1,082
      734      Pool 781328                                                 7.00       9/15/2031           771
    1,127      Pool 564438                                                 7.00      10/15/2031         1,184
      410      Pool 563599                                                 7.00       6/15/2032           431
    1,484      Pool 563613                                                 7.00       7/15/2032         1,558
      719      Pool 780716                                                 7.50       2/15/2028           761
      129      Pool 781001                                                 7.50       3/15/2029           136
      289      Pool 499432                                                 7.50       4/15/2029           305
      484      Pool 470683                                                 7.50       7/15/2029           512
    1,024      Pool 510533                                                 7.50      10/15/2029         1,082
      230      Pool 518539                                                 7.50      10/15/2029           243
      142      Pool 538003                                                 7.50       8/15/2030           150
      263      Pool 443263                                                 7.50      12/15/2030           277
      171      Pool 486050                                                 7.50       1/15/2031           180
      107      Pool 530250                                                 7.50       1/15/2031           113
      237      Pool 552172                                                 7.50      11/15/2031           251
       19      Pool 178674                                                 8.00       1/15/2022            20
      421      Pool 352169                                                 8.00       6/15/2023           450
      441      Pool 442548                                                 8.00       5/15/2027           472
      420      Pool 511530                                                 8.00       7/15/2030           449
      199      Pool 520978                                                 8.00       9/15/2030           214
      135      Pool 307542                                                 8.50       6/15/2021           147
       38      Pool 329602                                                 8.50       7/15/2022            41
      161      Pool 312950                                                 9.00       7/15/2021           176
             Government National Mortgage Assn. II,
   15,659      Pool 003389                                                 5.00       5/20/2033        15,285
   17,099      Pool 003414                                                 5.00       7/20/2033        16,692
   11,065      Pool 003568                                                 5.00       6/20/2034        10,797
   29,880      Pool 003759                                                 5.00       9/20/2035        29,137
    4,316      Pool 003375                                                 5.50       4/20/2033         4,295
   14,098      Pool 003530                                                 5.50       3/20/2034        14,018
   45,308      Pool 003678                                                 5.50       2/20/2035        45,045
   44,873      Pool 003702                                                 5.50       4/20/2035        44,612
   24,531      Pool 003736                                                 5.50       7/20/2035        24,389
    2,586      Pool 003052                                                 6.00       3/20/2031         2,619
    5,809      Pool 003273                                                 6.00       8/20/2032         5,884
    4,642      Pool 003285                                                 6.00       9/20/2032         4,702
    4,644      Pool 003460                                                 6.00      10/20/2033         4,719
    4,719      Pool 448816                                                 6.00      12/20/2033         4,772

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                COUPON                        MARKET
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. II,
  $14,483      Pool 003517                                                 6.00%      2/20/2034      $ 14,668
   14,698      Pool 003531                                                 6.00       3/20/2034        14,886
   11,418      Pool 003611                                                 6.00       9/20/2034        11,564
   27,177      Pool 003625                                                 6.00      10/20/2034        27,526
    8,367      Pool 605742                                                 6.00      11/20/2034         8,462
      896      Pool 003080                                                 6.50       5/20/2031           926
      783      Pool 003107                                                 6.50       7/20/2031           809
    2,137      Pool 781494                                                 6.50       8/20/2031         2,209
    3,443      Pool 781427                                                 6.50       4/20/2032         3,557
    3,187      Pool 003250                                                 6.50       6/20/2032         3,292
   12,730      Pool 003599                                                 6.50       8/20/2034        13,152
    2,659      Pool 002971                                                 7.00       9/20/2030         2,780
      390      Pool 003070                                                 7.50       4/20/2031           410
      120      Pool 000563                                                 8.00      12/20/2022           128
    2,638      Pool 002958                                                 8.00       8/20/2030         2,808
             Fannie Mae(+),
   15,000      Pool 846573                                                 5.00      12/01/2035        14,433
    1,545      Pool 598427                                                 6.00       2/01/2017         1,579
    1,545      Pool 608749                                                 6.50      10/01/2016         1,593
    5,033      Pool 618473                                                 6.50      12/01/2016         5,192
                                                                                                     --------
                                                                                                      519,630
                                                                                                     --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (7.1%)
             Government National Mortgage Assn. I,
   15,000      Series 2003-50, Class PC                                    5.50       3/16/2032        14,886
   10,000      Series 2002-35, Class C                                     5.88      10/16/2023        10,235
   14,693      Series 2001-12, Class B                                     6.15       6/16/2021        15,035
                                                                                                     --------
                                                                                                       40,156
                                                                                                     --------
             Total U.S. government agency issues (cost: $565,836)                                     559,786
                                                                                                     --------

             REPURCHASE AGREEMENTS (3.0%)(b)
   16,879    UBS Securities LLC, 4.01%, acquired on
               11/30/2005 and due on 12/01/2005 at
               $16,879 (collateralized by $17,365 of
               Freddie Mac Notes(a,+), 5.25%, due 11/05/2012;
               market value $17,217) (cost: $16,879)                                                   16,879
                                                                                                     --------
             TOTAL INVESTMENTS (COST: $582,715)                                                      $576,665
                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value
      (identified cost of $582,715)                                                $576,665
   Cash                                                                                   1
   Receivables:
      Capital shares sold                                                               391
      Interest                                                                        2,638
                                                                                   --------
          Total assets                                                              579,695
                                                                                   --------
LIABILITIES
   Payables:
      Securities purchased                                                           14,588
      Capital shares redeemed                                                           966
      Dividends on capital shares                                                       467
   Accrued management fees                                                               58
   Accrued transfer agent's fees                                                         48
   Other accrued expenses and payables                                                   33
                                                                                   --------
          Total liabilities                                                          16,160
                                                                                   --------
             Net assets applicable to capital shares outstanding                   $563,535
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $611,118
   Overdistributed net investment income                                             (2,071)
   Accumulated net realized loss on investments                                     (39,462)
   Net unrealized depreciation of investments                                        (6,050)
                                                                                   --------
             Net assets applicable to capital shares outstanding                   $563,535
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                   59,195
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   9.52
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $ 13,936
                                                                          --------
EXPENSES
   Management fees                                                             366
   Administration and servicing fees                                           439
   Transfer agent's fees                                                       469
   Custody and accounting fees                                                  57
   Postage                                                                      25
   Shareholder reporting fees                                                   13
   Trustees' fees                                                                4
   Registration fees                                                            19
   Professional fees                                                            25
   Other                                                                        12
                                                                          --------
      Total expenses                                                         1,429
   Expenses paid indirectly                                                     (1)
                                                                          --------
      Net expenses                                                           1,428
                                                                          --------
NET INVESTMENT INCOME                                                       12,508
                                                                          --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Change in net unrealized appreciation/depreciation                      (12,221)
                                                                          --------
      Net realized and unrealized loss                                     (12,221)
                                                                          --------
   Increase in net assets resulting from operations                       $    287
                                                                          ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005

                                                                      11/30/2005    5/31/2005
                                                                      -----------------------
FROM OPERATIONS
   Net investment income                                                $ 12,508    $  24,552
   Net realized gain on investments                                            -          686
   Change in net unrealized appreciation/depreciation of investments     (12,221)       5,792
                                                                        ---------------------
      Increase in net assets resulting from operations                       287       31,030
                                                                        ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (14,579)     (28,942)
                                                                        ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              34,484       79,152
   Reinvested dividends                                                   11,690       22,918
   Cost of shares redeemed                                               (62,558)    (120,435)
                                                                        ---------------------
      Decrease in net assets from
         capital share transactions                                      (16,384)     (18,365)
                                                                        ---------------------
   Net decrease in net assets                                            (30,676)     (16,277)

NET ASSETS
   Beginning of period                                                   594,211      610,488
                                                                        ---------------------
   End of period                                                        $563,535    $ 594,211
                                                                        =====================
Overdistribution of net investment income
   End of period                                                        $ (2,071)   $       -
                                                                        =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             3,569        8,082
   Shares issued for dividends reinvested                                  1,213        2,341
   Shares redeemed                                                        (6,494)     (12,309)
                                                                        ---------------------
      Decrease in shares outstanding                                      (1,712)      (1,886)
                                                                        =====================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                3. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

                   primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of November 30, 2005.

             F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

                the Fund's expenses. For the six-month period ended November 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $1,000.

             G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

         maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 1.9% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2005, the Fund had capital loss carryovers of $37,333,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2008 and 2013, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                     --------------------------------------
                     EXPIRES                      BALANCE
                     -------                    -----------
                     2008                      $ 8,011,000
                     2009                       13,754,000
                     2010                        1,177,000
                     2012                        9,577,000
                     2013                        4,814,000
                                               -----------
                                       Total   $37,333,000
                                               ===========

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $84,177,000 and $87,802,000, respectively.

         As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $3,347,000 and $9,397,000, respectively, resulting in net unrealized depreciation of $6,050,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2005.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $366,000, which included no performance adjustment.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $439,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

                traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $469,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                            YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $   9.76        $   9.72        $  10.16        $  10.08        $   9.89        $   9.37
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                   .20             .47             .48             .56             .57(c)          .66
   Net realized and unrealized
      gain (loss)                         (.20)            .04            (.44)            .08             .19(c)          .52
                                      ----------------------------------------------------------------------------------------
Total from investment operations           .00(d)          .51             .04             .64             .76            1.18
Less distributions:
   From net investment income             (.24)           (.47)           (.48)           (.56)           (.57)           (.66)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $   9.52        $   9.76        $   9.72        $  10.16        $  10.08        $   9.89
                                      ========================================================================================
Total return (%)*                          .01            5.33             .39            6.49            7.83           12.91
Net assets at end of period (000)     $563,535        $594,211        $610,488        $751,794        $589,157        $476,641
Ratio of expenses to average
   net assets (%)**(b)                     .49(a)          .48             .47             .46             .41             .32
Ratio of net investment income to
   average net assets (%)**               4.28(a)         4.06            3.62            4.43            5.62(c)         6.74
Portfolio turnover (%)                   14.73           37.29           58.53           74.64           44.77           94.72

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended November 30, 2005, average net assets were $583,344,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, these amounts would have been:
        Net investment income                                            $ .57
        Net realized and unrealized gain                                 $ .19
        Ratio of net investment income to average net assets              5.63%
(d) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

32

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (Continued)

USAA GNMA TRUST
NOVEMBER 30, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING              ENDING               DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2005-
                                     JUNE 1, 2005       NOVEMBER 30, 2005       NOVEMBER 30, 2005
                                    -------------------------------------------------------------
          Actual                      $1,000.00             $1,000.10                 $2.45
          Hypothetical
          (5% return before expenses)  1,000.00              1,022.62                  2.48

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of June 1, 2005, through November 30, 2005.

                 TRUSTEES      Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

           ADMINISTRATOR,      USAA Investment Management Company
      INVESTMENT ADVISER,      P.O. Box 659453
             UNDERWRITER,      San Antonio, Texas 78265-9825
          AND DISTRIBUTOR

           TRANSFER AGENT      USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

            CUSTODIAN AND      State Street Bank and Trust Company
         ACCOUNTING AGENT      P.O. Box 1713
                               Boston, Massachusetts 02105

              INDEPENDENT      Ernst & Young LLP
        REGISTERED PUBLIC      100 West Houston St., Suite 1800
          ACCOUNTING FIRM      San Antonio, Texas 78205

                TELEPHONE      Call toll free - Central time
         ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 10:30 a.m. to 7 p.m.

           FOR ADDITIONAL      (800) 531-8181
        INFORMATION ABOUT      For account servicing, exchanges,
             MUTUAL FUNDS      or redemptions (800) 531-8448

          RECORDED MUTUAL      24-hour service (from any phone)
        FUND PRICE QUOTES      (800) 531-8066

              MUTUAL FUND      (from touch-tone phones only)
           USAA TOUCHLINE      For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               (800) 531-8777

          INTERNET ACCESS      USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23414-0106                                   (C)2006, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.